Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Equity at beginning of period at Sep. 30, 2021	$ 6,986,232	$ 4,732,229	$ 331,580	$ 1,632,705	$ 289,718
Net earnings	1,466,142	1,466,142
Other comprehensive income	(291,834)		(291,834)
Comprehensive income	1,174,308	1,466,142	(291,834)
Share-based payment costs	48,996				48,996
Income tax impact associated with stock options	460				460
Exercise of stock options	41,687			50,236	(8,549)
Exercise of performance share units	0			15,821	(15,821)
Purchase for cancellation of Class A subordinate voting shares	(908,656)	(773,366)		(135,290)
Purchase of Class A subordinate voting shares held in trusts	(70,303)			(70,303)
Equity at end of period at Sep. 30, 2022	7,272,724	5,425,005	39,746	1,493,169	314,804
Net earnings	1,631,249	1,631,249
Other comprehensive income	119,229		119,229
Comprehensive income	1,750,478	1,631,249	119,229
Share-based payment costs	58,214				58,214
Income tax impact associated with stock options	14,423				14,423
Exercise of stock options	88,316			106,051	(17,735)
Exercise of performance share units	(13,879)	(2,885)		13,680	(24,674)
Purchase for cancellation of Class A subordinate voting shares	(786,906)	(725,538)		(61,368)
Unrealized commitment to purchase Class A subordinate voting shares	1,379	1,276		103
Purchase of Class A subordinate voting shares held in trusts	(74,455)			(74,455)
Equity at end of period at Sep. 30, 2023	$ 8,310,294	$ 6,329,107	$ 158,975	$ 1,477,180	$ 345,032